INCOME TAXES (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of income tax expense (benefit) computed at the statutory federal income tax rate to income taxes as reflected in the financial statements
Federal income tax (benefit) at statutory rate (as a percent)	34.00%	34.00%
Expiration of state net operating losses (as a percent)	(0.00%)	(12.11%)
Permanent items (as a percent)	(0.17%)	(0.01%)
Research and experimental credits (as a percent)	3.74%	4.19%
Change in valuation allowance (as a percent)	(37.57%)	(26.07%)
Income tax expense (benefit) (as a percent)	0.00%	0.00%